UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM NCSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06142

THE JAPAN EQUITY FUND, INC.

(Exact name of registrant as specified in charter)




c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201)
915-3054

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  October 31, 2004


Item 1.  Reports to Stockholders.
ANNUAL REPORT
OCTOBER 31, 2004

[JAPAN EQUITY FUND LOGO]

THE JAPAN EQUITY FUND, INC.
C/O DAIWA SECURITIES TRUST COMPANY
ONE EVERTRUST PLAZA
JERSEY CITY, NEW JERSEY 07302

INVESTMENT MANAGER
DAIWA SB INVESTMENTS (U.S.A.) LTD.

INVESTMENT ADVISER
DAIWA SB INVESTMENTS LTD.

THE JAPAN EQUITY FUND, INC.

GENERAL INFORMATION



The Fund
The investment objective of the Fund is to outperform
over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange ("TSE"). The Fund seeks to achieve its investment objective by investing substantially all of its assets in equity securities of companies listed on the TSE or listed on the over-the-counter market in Japan or listed on other stock exchanges in Japan. Daiwa SB Investments (U.S.A.) Ltd. is the Fund's Investment Manager. Daiwa SB Investments Ltd. is the Fund's Investment Adviser. The Fund implements an "active" portfolio management policy, which is an approach that involves quantitative valuation of securities to identify an appropriate universe of securities from which to select investments, with judgmental analysis then applied to this universe to determine the actual investments to be made by the Fund.
Shareholder Information
The Fund's shares are listed on the New York Stock
Exchange ("NYSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "JEQ". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES and each Saturday in BARRON'S, and also appears in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.
Inquiries
Inquiries concerning your share account should be
directed to EquiServe Trust Company, N.A. (the "Plan Agent") at the number noted below. All written inquiries should be directed to The Japan Equity Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.
Proxy Voting Policies and Procedures
A description of the policies and procedures that are
used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and the Commission's website. The Fund has filed its first report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2004.
Quarterly Portfolio of Investments
A Portfolio of Investments will be filed as of the end
of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.
Dividend Reinvestment and Cash Purchase Plan
A Dividend Reinvestment and Cash Purchase Plan (the
"Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent by calling (800) 426-5523 or by writing The Japan Equity Fund, Inc., c/o EquiServe Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010.
A brief summary of the material aspects of the Plan
follows:
Who can participate in the Plan?  If you wish to
participate and your shares are held in your name, you may elect to become a direct participant in the Plan by completing and mailing the Enrollment Authorization form on the back cover of the Dividend Reinvestment and Cash
Purchase Plan Brochure available from the Plan Agent. However, if your shares are held in the name of a brokerage firm, bank or nominee, you should instruct your nominee to participate in the Plan on your behalf. If your nominee is unable to participate in the Plan for you, you should request that your shares be registered in your name, so
that you may elect to participate directly in the Plan.
May I withdraw from the Plan?   If your shares are
held in your name and you wish to receive all dividends and capital gain distributions in cash rather than in shares, you may withdraw from the Plan without penalty at any time by contacting the Plan Agent. If your shares are held in nominee name, you should be able to withdraw from the Plan without a penalty at any time by sending written notice to your nominee. If you withdraw, you or your nominee will receive a share certificate for all full shares or, if you wish, the Plan Agent will sell your shares and send you the proceeds, after the deduction of brokerage commissions.
The Plan Agent will convert any fractional shares to cash at the then-current market price and send to you a check for the proceeds.
How are the dividends and distributions reinvested?
If the market price of the Fund's shares on the payment date should equal or exceed their net asset value per share, the Fund will issue new shares to you at the higher of net asset value or 95% of the then-current market price. If the market price is lower than net asset value per share, the Fund will issue new shares to you at the market price. If the dividends or distributions are declared and payable as cash only, you will receive shares purchased for you by the Plan Agent on the NYSE or otherwise on the open market to the extent available.
What is the Cash Purchase feature? The Plan participants have the option of making annual investments in Fund shares through the Plan Agent. You may invest any amount from $100 to $3,000 annually. The Plan Agent will purchase shares for you on the NYSE or otherwise on the open market on or about February 15th of each year. Plan participants should send voluntary cash payments to be received by the Plan Agent approximately ten days before the annual purchase date. The Plan Agent will return any cash payments received more than thirty days prior to the purchase date. You may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less that two business days before the purchase date.
Is there a cost to participate? There are no Plan charges or brokerage charges for shares issued directly by the Fund. However, each participant will pay a pro rata portion of brokerage commissions for shares purchased on the NYSE or on the open market by the Plan Agent.
What are the tax implications? The automatic reinvestment of dividends and distributions does not relieve you of any income tax which may be payable (or required to be withheld) on such dividends and distributions. In addition, the Plan Agent will reinvest dividends for foreign participants and for any participant subject to federal backup withholding after the deduction of the amounts required to be withheld.
Please note that, if you participate in the Plan through a brokerage account, you may not be able to continue as a participant if you transfer those shares to another broker. Contact your broker or nominee or the Plan Agent to ascertain what is the best arrangement for you to participate in the Plan.


November 18, 2004

Dear Shareholders:
It is our pleasure on behalf of the Board of Directors to present the Annual Report for The
Japan Equity Fund, Inc. (the "Fund") for the fiscal year ended October 31, 2004.
Performance and Review of the Japanese Stock Market (November
2003 - October 2004)
As of the year ended October 31, 2004, the Tokyo Stock Exchange continued to recover from the 20-year low level in April 2003. Advances in the stock market from the spring of 2003 continued until spring 2004, then the market remained in a trading range roughly between 1050 and 1200, as measured by the TOPIX Index ("TOPIX").
Stock market performance appeared to have reflected the underlying economy-Japan's real
GDP growth rate turned positive in the third quarter of 2003 and nominal GDP turned positive in the fourth quarter of 2003. The surge in the TOPIX, from 788 in March 2003 to 1090 in June 2004 coincided with the improvement in the real economy. Steadily growing economies in the Americas,
Europe and Asia also helped the performance of Japan's stock markets. Positive factors overcame concerns in the market such as geopolitical uncertainty in the Middle East, rising oil prices and high metal prices. The TOPIX has hovered around 1100 since May 2004.
During the year ended October 31, 2004, shipping companies, tire makers and financial service companies were the top performing sectors, while security brokers, telecommunication and
IT servicers and technology companies were the bottom performing sectors. Strong performance of shipping companies and tire companies reflect favorable operating conditions. Trade with China grew stronger over the period and, therefore, increased demand for ships to carry goods to and from China. Shipping charges increased with this strong demand. Japanese tire makers also enjoyed positive operating conditions as tire demand for new cars and replacement vehicles stayed firm, while many finance companies enjoyed low interest rates and decreased personal bankruptcies.
Meanwhile, securities brokers in Japan had a tough time despite the high level of securities trading volume because fast-growing internet-based securities brokers brought down commission charges drastically. Telephone operators struggled with new entrants and saturation in the mobile telephone market in Japan. Technology companies' share prices performed poorly, despite quite favorable operating conditions. Market participants seemed to fear a peak-out in the underlying boom in electronic goods. Mobile phones, digital still cameras and flat panel TVs were expected to drive the sector's growth. They grew significantly until the summer of 2004, but they have faced a demand slow-down and decline since then.
Examples of top performers and bottom performers among the major names in the TOPIX are as follows: Sumitomo Rubber gained 65% over the year. Tire makers enjoyed good market conditions and, for Sumitomo Rubber, the introduction of a new golf club through one of its diversified businesses sold extremely well. Kawasaki Kisen, a marine transportation company, returned 56% over the year, enjoying strong demand. Sanyo Shinpan gained 55% and Credit Saison gained 43%, as these consumer finance companies benefited from low interest rates and decreased personal bankruptcies. Mizuho Financial Group, a large banking and financial services company, gained 48% as sentiment towards banks improved. On the other hand, the share price of NTT Data, Japan's largest computer service company, declined 44% over the year. Severe competition hurt IT service companies. NEC, a large maker of mobile phones, telecommunication equipment and a provider of computer services, lost 43% over the year.
Nikon, a maker of cameras and
semiconductor production equipment, lost 42% over the period. Nomura Holdings, Japan's largest securities brokerage company, lost 35% over the year as tough competition damaged the giant. NTT
Docomo, Japan's predominant mobile phone operator, lost 25% over the year as growth expectations for the company diminished and competition became tougher. Performance/Attribution Analysis

	Table 1.  Performance in comparison with the benchmark
(TOPIX), U.S. Dollar ("USD")
base


Latest 12 Months
(As of October 31, 2004)
%


Japan Equity Fund (time weighted return)
6.13
Benchmark (TOPIX)
   6.60
Difference
-0.47

	Table 2.  Attribution Analysis Summary, Japanese Yen
("JPY") base (Latest 12 Months)


Latest 12 Months
(As of October 31, 2004)
%
Portfolio (Equity Only)
7.33
Benchmark (TOPIX)
   4.03
Difference
3.30
Breakdown

Sector Selection
-0.34
Stock Selection
   3.64
Total
3.30

	Table 3.  Portfolio Return (Equity Only) vs. Benchmark
Return, JPY base (monthly)



Portfolio
Return
(A)
(%)
Benchmark
Return
(B)
(%)
Relative
Return
(A) - (B)
(%)
Sector
Selection
Effect
(%)
Stock
Selection
Effect
(%)
2003
November
-3.46
-4.17
0.71
-0.18
0.77

December
5.12
4.44
0.68
0.01
0.71
2004
January
1.14
0.37
0.77
-0.01
0.74

February
2.73
3.36
-0.63
-0.12
-0.63

March
9.77
9.48
0.29
-0.36
0.67

April
0.46
0.60
-0.14
0.19
-0.32

May
-3.68
-3.90
0.22
-0.06
0.31

June
4.89
4.43
0.46
0.09
0.45

July
-4.78
-4.23
-0.55
0.06
-0.56

August
-1.60
-0.84
-0.76
-0.09
-0.69

September
-1.88
-2.06
0.18
0.18
0.02

October
-1.79
-1.51
-0.28
-0.07
-0.24
Source:  Tokyo Stock Exchange

	Table 4.  Attribution Analysis Breakdown, JPY base
(Latest 12 Months)


Portfolio
Weight
(%)
Benchmark
Weight
(%)
Portfolio
Return
(%)
Benchmark
Return
(%)
Sector
Selection
Effect
(%)
Stock
Selection
Effect
(%)

Technology
17.43
15.13
-3.86
-6.35
-0.06
0.47
Automobile
12.54
11.74
30.00
20.80
0.18
0.86
Machinery
3.80
3.55
0.79
9.36
0.01
-0.29
Pharmaceutical
4.74
4.46
31.93
23.86
-0.09
0.30
Personal Consumption
7.22
7.31
7.44
5.55
0.02
0.14
Service
2.94
3.59
6.65
2.81
0.01
0.16
Construction/Property
3.51
3.92
11.21
3.71
-0.01
0.25
Metal/Glass
6.52
5.46
6.98
12.12
-0.05
-0.27
Chemical/Textile
7.86
6.90
1.83
6.86
0.00
-0.36
Wholesale/Transportation
7.74
8.24
10.19
4.95
-0.05
0.44
Finance
14.41
16.71
1.86
10.59
-0.28
-1.43
Telecom
7.44
9.03
-4.80
-11.97
-0.02
0.81
Public Utility
3.85
3.96
10.41
7.41
-0.02
0.12
Total
100.00
100.00
6.06
5.14
-0.34
1.20

Comment
As shown in Table 1, the net asset value ("NAV") of the Fund increased by 6.13% in USD terms during the twelve months from November 1, 2003 to October 31, 2004. Over the same period, the benchmark (TOPIX) gained 6.60% in USD terms. The appreciation of the JPY against the USD was a positive factor for the absolute return in the NAV. Table 2 shows that the performance of the equity portion of the portfolio, excluding expenses and some cash positions in JPY terms was 7.33%, in comparison with 4.03% for the benchmark, indicating out-performance on this basis. Attribution Analysis Throughout the Period
(Stock Selection)

The attribution analysis indicates that stocks held in the Automobile (+0.86%), Telecom
(+0.81%) and Technology sectors (+0.47%) helped the relative result. On the other hand, stocks held in the Financial sector (-1.43%) adversely affected the relative return. The overall stock selection effect (+1.20%) contributed positively to the portfolio.
(Sector Selection)

The attribution analysis also shows that an underweight in the Finance sector resulted in a negative contribution (-0.28%). An overweight position in the Autos sector made a positive contribution (+0.18%) to the portfolio.
Outlook & Strategy
The Tokyo market appears to be in a consolidation phase since this summer, after the rally through mid-April. The TOPIX has been hovering in a range between 1150 and 1050 since the summer, with limited volatility in the stock market. We view that current adjustment in the market as a stage of the market to incorporate an inevitable down-turn in some of the cyclical businesses like technology, machinery and materials. As the market seems to factor-in potential negative news, we believe that the market will be well prepared to advance when this process is over. It is very hard to see what time-frame the market will take from here, but the market has already been consolidating for six months, despite a healthy underlying economy. The response by the market to future economic growth, we believe, could be quite quick because of long period of consolidation. We believe the next advance stage, when it comes, will be quite different from the pattern of advance in 2003 and 2004. The rebound in the stock market so far was a response to the bottoming of the economy from quite a depressed state. Financially weak companies and smaller companies fared well in this environment. The next stage, we think, will be led by higher-quality companies with better balance sheets and sustainable growth characteristics. We will be modifying the portfolio gradually to be prepared for this stage.
Fund Performance
During the year ended October 31, 2004, the Fund's market price on the New York Stock
Exchange ("NYSE") ranged from a low of $6.15 per share on December 18, 2003 to a high of $7.75 on April 12, 2004. The Fund's NYSE market price closed at $6.08 per share on October 31, 2004.
The NYSE trading price in relation to the Fund's net asset value per share, as measured by the weekly closing prices during the year ended October 31, 2004, ranged from a discount of 5.89% on July 1, 2004 to a high premium of 22.90% on November 6, 2003, and ended the period at a discount of 2.56%.
On December 23, 2003, the Fund successfully completed a rights offering resulting in the issuance of 3,605,229 new shares, representing proceeds to the Fund of approximately $19.4 million, after deducting expenses.
The Fund has not invested in derivative securities. Although foreign currency hedging is permitted by the Fund's prospectus, the Fund has not engaged in any foreign currency hedging.
Portfolio Management
Mr. Koichi Ogawa, CFA, is the Executive Director and Chief Portfolio Manager of Daiwa
SB Investments Ltd. ("DSBI") for all North American clients. A senior member of the Investment
Policy Committee (IPC) of DSBI, Mr. Ogawa has 29 years of investment experience and has been responsible for Japan stock selection since 1984. He spent nine years with Daiwa Securities as an institutional research analyst and three years in New York analyzing U.S. securities. He graduated from Tohoku University with a B.A. in Law in 1972.
Mr. Atsuhiko Masuda, CFA is a Senior Portfolio Manager, with a total of 16 years of experience in the Japanese equity market. He joined Daiwa in 2003 after spending two years as a Senior Fund Manager for Invesco Asset Management. From 1995 to 2001 he was a Fund Manager for Deutsche Asset Management and from 1988 to 1993 he was an advisor in the Corporate Finance
Division of Morgan Grenfell & Company. In 1995 he earned an MBA from the Wharton School at the University of Pennsylvania and in 1988 he graduated from Keio University with a B.A. in Economics. He assumed the day-to-day portfolio management responsibility for the Fund effective
July 1, 2004.


We thank you for your support of The Japan Equity Fund, Inc.
and your continued interest in
the Japanese economy and marketplace.
Sincerely,
/s/ Hiroshi Kimura
/s/ Shunsuke Ichijo
HIROSHI KIMURA
SHUNSUKE ICHIJO
Chairman of the Board
President



Portfolio of Investments
October 31, 2004

COMMON STOCKS--98.01%


Shares

Value
Banks-7.93%


347
Mitsubishi Tokyo Financial Group Inc.
$2,946,504
400
Mizuho Financial Group, Inc.
1,543,542
150,000
The Bank of Yokohama, Ltd.
897,254
300,000
The Sumitomo Trust & Banking Co., Ltd.
1,749,222



Chemicals-8.26%

7,136,522
96,000
Asahi Organic Chemicals Industry Co., Ltd.
278,064
275,000
Denki Kagaku Kogyo Kabushiki Kaisha
835,456
54,000
Kao Corp.
1,245,684
92,000
Konica Minolta Holdings, Inc.
1,227,361
63,000
Shin-Etsu Chemical Co., Ltd.
2,395,415
300,000
Sumitomo Chemical Co., Ltd.
1,454,854


7,436,834
Communications-6.71%


240
KDDI Corp.
1,154,826
200
NTT Corp.
849,137
1,480
NTT DoCoMo, Inc.
2,611,190
56,000
Tokyo Broadcasting System, Inc.
897,141
11,000
Trend Micro Inc.
527,220


6,039,514
Construction-2.50%


56,000
Daiwa House Industry Co., Ltd.
572,733
135,000
Maeda Corp.
590,999
116,000
Obayashi Corp.
623,832
110,000
Shimizu Corp.
467,025


2,254,589
Electric Appliances-13.01%


32,000
Canon Inc.
1,579,017
10,000
Hirose Electric Co., Ltd.
991,603
60,000
Hitachi Ltd.
377,583
6,200
Kyocera Corp.
449,835
13,000
Mabuchi Motor Co., Ltd.
965,280
191,000
Matsushita Electric Industrial Co., Ltd.
2,769,761
11,200
NEC Electronics Corp.
547,372
10,000
Rohm Co., Ltd.
1,026,512
108,000
Sharp Corp.
1,491,763
500
Sumida Corp.
12,053
7,500
TDK Corp.
520,804
18,100
Tokyo Electron Ltd.
981,932


11,713,515
Electric Power & Gas-3.75%


5,300
Electric Power Development Co., Ltd.
$138,513
85,000
Tohoku Electric Power Co., Inc.
1,450,750
79,000
Tokyo Electric Power Co., Inc.
1,788,848


3,378,111
Foods-1.62%


43,000
Asahi Breweries, Ltd.
443,023
88,000
Fuji Oil Co., Ltd.
1,011,265


1,454,288
Glass & Ceramic Products-1.86%


96,000
NGK Spark Plug Co., Ltd.
943,787
218,000
Nippon Sheet Glass Co., Ltd.
734,277


1,678,064
Insurance-1.98%


192,000
Nissay Dowa General Insurance Co., Ltd.
898,500
20,000
T&D Holdings Inc.
883,102


1,781,602
Iron & Steel-1.73%


664,000
Nippon Steel Corp.
1,553,656



Land Transportation-2.55%


275
East Japan Railway Co.
1,445,184
105,000
Fukuyama Transporting Co., Ltd.
419,049
90,000
Nippon Express Co., Ltd.
433,909


2,298,142
Machinery-5.35%


51,400
Miura Co., Ltd.
805,019
100,000
NSK Ltd.
430,229
78,000
Ricoh Co., Ltd.
1,457,119
15,000
SMC Corp.
1,606,284
65,000
Toyoda Machine Works, Ltd.
513,916


4,812,567
Marine Transportation-1.23%


220,000
Nippon Yusen Kabushiki Kaisha
1,106,331



Non-Ferrous Metals-2.80%


139,000
Mitsui Mining & Smelting Co., Ltd.
549,495
162,000
Sumitomo Electric Industries, Ltd.
1,536,088
65,000
Sumitomo Metal Mining Co., Ltd.
438,485


2,524,068
Other Financing Business-2.52%


53,000
Hitachi Capital Corp.
865,582
12,000
Orix Corp.
1,407,303


2,272,885
Other Products-2.31%


48,300
Bandai Co., Ltd.
1,057,232
9,100
Nintendo Co., Ltd.
1,026,852


2,084,084
Pharmaceutical-4.63%


33,300
Eisai Co., Ltd.
$958,251
40,000
Takeda Pharmaceutical Co., Ltd.
1,932,258
36,000
Tanabe Seiyaku Co., Ltd.
327,087
26,000
Yamanouchi Pharmaceutical Co., Ltd.
954,241


4,171,837
Precision Instruments-1.11%


40,000
Terumo Corp.
996,320
Pulp & Paper-0.80%


162
Nippon Paper Group Inc.
719,898
Real Estate-0.94%


80,000
Mitsui Fudosan Co., Ltd.
849,137
Retail Trade-5.45%


13,300
Fast Retailing Co., Ltd.
845,759
55,000
Isetan Co., Ltd.
560,430
12,000
Ito-Yokado Co., Ltd.
430,229
45,000
Marui Co., Ltd.
564,251
37,000
Seven-Eleven Japan Co., Ltd.
1,071,705
6,000
Shimamura Co., Ltd.
439,853
36,900
Sundrug Co., Ltd.
993,957


4,906,184
Rubber Products-1.55%


24,000
Bridgestone Corp.
434,758
270,000
Yokahama Rubber Co., Ltd.
960,374


1,395,132
Securities-1.73%


127,000
Nomura Holdings Inc.
1,557,694
Services-1.15%


6,000
Nomura Research Institute, Ltd.
524,200
14,000
Secom Co., Ltd.
508,539


1,032,739
Transportation Equipment-10.75%


36,000
Denso Corp.
862,723
55,000
Honda Motor Co., Ltd.
2,656,854
43,000
Showa Corp.
568,384
55,000
Tokai Rika Co., Ltd.
953,769
119,000
Toyota Motor Corp.
4,636,947


9,678,677
Wholesale Trade-3.79%


129,000
Mitsui & Co., Ltd.
1,084,432
332
Net One Systems Co., Ltd.
1,265,478
143,000
Sumitomo Corp.
1,064,506


3,414,416



Total Common Stocks



(Cost-$82,931,260)
88,246,806




SHORT-TERM INVESTMENTS--0.01%
Principal
Amount
(000)

Value
U.S. DOLLAR TIME DEPOSIT-0.01%



$8	Bank of New York Time Deposit, 0.05% due 11/1/04
(Cost-$8,109)

$8,109
Total Investments-98.02%



(Cost-$82,939,370)
88,254,915
Other assets less liabilities-1.98%
1,784,972
NET ASSETS (Applicable to 14,420,917 shares of capital stock outstanding; equivalent to $6.24 per share)-100.00%

$90,039,887

See accompanying notes to financial statements.


TEN LARGEST EQUITY
POSITIONS HELD
October 31, 2004

Issue
Percent of
Net Assets
Toyota Motor Corp.
5.15%
Mitsubishi Tokyo Financial Group Inc.
3.27
Matsushita Electric Industrial Co., Ltd.
3.08
Honda Motor Co., Ltd.
2.95
NTT DoCoMo, Inc.
2.90
Shin-Etsu Chemical Co., Ltd.
2.66
Takeda Pharmaceutical Co., Ltd.
2.15
Tokyo Electric Power Co., Inc.
..99
The Sumitomo Trust & Banking Co., Ltd.
1.94
SMC Corp.
1.78





EQUITY
CLASSIFICATIONS HELD
October 31, 2004
Industry
Percent of
Net Assets
Electric Appliances
13.01%
Transportation Equipment
10.75
Chemicals
8.26
Banks
7.93
Communication
6.71
Retail Trade
5.45
Machinery
5.35
Pharmaceutical
4.63
Wholesale Trade
3.79
Electric Power & Gas
3.75
Non-Ferrous Metals
2.80
Land Transportation
2.55
Other Financing Business
2.52
Construction
2.50
Other Products
2.31
Insurance
1.98
Glass & Ceramic Products
1.86
Securities
1.73
Iron & Steel
1.73
Foods
1.62
Rubber Products
1.55
Marine Transportation
1.23
Services
1.15
Precision Instruments
1.11
Real Estate
0.94
Pulp & Paper
0.80



Statement of Assets and Liabilities
October 31, 2004
Assets

Investment in securities, at value (cost-$82,939,370)
$88,254,915
Cash denominated in foreign currency (cost-$1,879,070)
1,895,985
Receivable for securities sold
547,467
Interest and dividends receivable
363,651
Prepaid expenses
39,192
Total assets
91,101,210
Liabilities

Payable for securities purchased
921,401
Accrued expenses and other liabilities
139,922
Total liabilities
1,061,323
Net Assets

Capital stock, $0.01 par value per share; total 30,000,000
shares authorized;
14,420,917 shares issued and outstanding
144,209
Paid-in capital in excess of par value
126,488,135
Accumulated net realized loss on investments
(41,939,851)
Net unrealized appreciation on investments and other assets
and liabilities
denominated in foreign currency
5,347,394
Net assets applicable to shares outstanding
$90,039,887
Net Asset Value Per Share
$6.24


See accompanying notes to financial statements.

Statement of Operations
For the Year Ended October 31, 2004
Investment Income:

Dividends (net of withholding taxes of $69,077)
$915,720
Interest
188
Total investment income
915,908
Expenses:

Investment management fee
312,745
Administration fee and expenses
163,908
Custodian fees and expenses
139,102
Audit and tax services
79,950
Reports and notices to shareholders
64,634
Legal fees and expenses
60,414
Insurance expense
47,885
Directors' fees and expenses
29,350
Transfer agency fee and expenses
15,003
Other
51,010
Total expenses
964,001
Net Investment Loss
(48,093)
Realized and unrealized gains from investment activities and foreign currency transactions:

Net realized gains on investments
6,197,993
Net realized foreign currency transaction losses
(92,782)
Net change in unrealized appreciation (depreciation) on
investments in equity
securities
(393,278)
Net change in unrealized appreciation (depreciation) on
assets and liabilities
denominated in foreign currency
31,761
Net realized and unrealized gains from investment activities and foreign currency
transactions
5,743,694
Net increase in net assets resulting from operations
$5,695,601


See accompanying notes to financial statements.



Statement of Changes in Net Assets

For the Years Ended
October 31,

2004
2003
Increase (decrease) in net assets from operations:


Net investment loss
$(48,093)
$(253,257)
Net realized gain (loss) on:


Investments
6,197,993
(5,224,636)
Foreign currency transactions
(92,782)
209,459
Net change in unrealized appreciation (depreciation) on:


Investments in equity securities
(393,278)
21,082,931
Translation of short-term investments and other assets and
liabilities denominated in foreign currency
31,761
(2,396)
Net increase in net assets resulting from operations
5,695,601
15,812,101
From capital stock transactions:


Sale of capital stock resulting from:


Net proceeds from the sale of common shares pursuant to
rights offering
19,425,914
-
Net increase in net assets
25,121,515
15,812,101
Net assets:


Beginning of year
64,918,372
49,106,271
End of year
$90,039,887
$64,918,372


See accompanying notes to financial statements.


Notes To Financial Statements

Organization And Significant Accounting Policies

The Japan Equity Fund, Inc. (the "Fund") was incorporated in Maryland on July 12, 1990 under its former name "The Japan Emerging Equity Fund, Inc." and commenced operations on July
24, 1992. It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company.
The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.
Valuation Of Investments-Securities which are listed on the Tokyo Stock Exchange or listed on the over-the-counter market in Japan or listed on other exchanges in Japan and for which market quotations are readily available are valued at the last reported sales price available to the
Fund at the close of business on the day the securities are being valued or, lacking any such sales, at the last available bid price. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board of Directors (the
"Board") may prescribe.   Short-term
investments having a maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.
Foreign Currency Translation-The books and records of the Fund are maintained in U.S.
dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.
Tax Status-The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required.
The Fund is not subject to any Japanese income, capital gains or other taxes except for withholding taxes on certain income, generally imposed at rates of 10% on interest and dividends, paid to the Fund by Japanese corporations.
Investment Transactions And Investment Income-Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions from Japanese securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions.
Interest income is recorded on an accrual basis.
Dividends and Distributions to Shareholders-The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Investment Manager And Investment Adviser
The Fund has an Investment Management Agreement with Daiwa SB
Investments (U.S.A.)
Ltd. (the "Manager"). Daiwa SB Investments Ltd. ("DSBI" or the "Adviser"), an affiliate of the Manager, acts as the Fund's investment adviser pursuant to an Investment Advisory Agreement between the Manager and DSBI. For such investment services, the Fund is obligated to pay the Manager a monthly fee at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million and 0.20% of the excess over $50 million of the Fund's average weekly net assets, of which fee 60% is paid by the Manager to DSBI. In addition, the Fund has agreed to reimburse the Manager and the Adviser for all out-of-pocket expenses related to the Fund. For the year ended October 31,
2004, there were no out-of-pocket expenses incurred by the Manager or the Adviser.
At October 31, 2004, the Fund owed $27,026 to the Manager. Brokerage commissions of $42,387 were paid by the Fund to Daiwa Securities America,
Inc., an affiliate of both the Manager and DSBI, in connection with portfolio transactions during the year ended October 31, 2004.
Administrator And Custodian And Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund, for which the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the first $60 million of the Fund's average weekly net assets, 0.15% of the next $40 million and 0.10% of the excess over $100 million, with a minimum annual fee of $120,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. For the year ended October 31, 2004, expenses of $4,350 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's assets and has appointed Sumitomo Mitsui
Banking Corporation (the "Sub-Custodian"), an affiliate of the Manager, to act as the sub-custodian for all of the cash and securities of the Fund held in Japan. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. Such expenses include fees and out-of-pocket expenses of the Sub-Custodian. During the year ended
October 31, 2004, DSTC and the Sub-Custodian earned $47,307 and $91,795, respectively, as compensation for custodial service to the Fund.
At October 31, 2004, the Fund owed $13,917 and $3,957 to DSTC for administration and custodian fees, respectively, excluding fees and expenses of $6,973 payable to the Sub-Custodian.
During the year ended October 31, 2004, the Fund paid or accrued $60,374 for legal services in connection with the Fund's on-going operations to a law firm of which the Fund's Assistant
Secretary is a partner.
Investments In Securities And Federal Income Tax Matters
For federal income tax purposes, the cost of securities owned at October 31, 2004 was
$83,019,154. At October 31, 2004, the net unrealized appreciation of investments for federal income tax purposes, excluding short-term securities, of $5,227,652 was composed of gross appreciation of $7,954,629 for those investments having an excess of value over cost, and gross depreciation of $2,726,977 for those investments having an excess of cost over value. For the year ended October
31, 2004, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $95,078,671 and $75,519,346, respectively.
In order to present undistributed net investment income and accumulated net realized loss on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital in excess of par value, undistributed net investment income and accumulated net realized loss on investments.
For the year ended October 31, 2004, the adjustments were to decrease net investment loss by $48,093, decrease accumulated net realized loss on investments by $92,782 and decrease paid-in capital in excess of par by $140,875, primarily relating to the Fund's net operating loss for the year ended October 31, 2004 and the reclassification of realized foreign currency losses. Net investment income, net realized losses and net assets were not affected by this change.
During the current year, the Fund utilized capital loss carryforwards of $6,285,887.
At October 31, 2004, the Fund had a remaining capital loss carryover of $41,851,957, of which $16,888,593 expires in the year 2006, $6,225,150 expires in the year 2009, $13,474,882
expires in the year 2010 and $5,263,332 expires in the year 2011 available to offset future net capital gains.
As of October 31, 2004, the Fund had no distributable earnings.
Capital Stock
There are 30,000,000 shares of $.01 par value common stock authorized. Of the 14,420,917 shares of the Fund outstanding at October 31, 2004, Daiwa Securities America Inc., an affiliate of the Manager, Adviser and DSTC, owns 14,532 shares.
The Fund issued 3,605,229 shares on December 23, 2003 in connection with a rights offering of the Fund's shares, the proceeds of which, net of fees and expenses, were approximately
$19.4 million. Shareholders of record on December 4, 2003 were issued one transferable right for each share of common stock owned, entitling shareholders to acquire one newly-issued share of common stock for every three rights held at a subscription price of $5.68, which was determined on December 23, 2003. Offering costs of approximately $414,000 ($0.03 per share), including
$100,000 paid to DSA, as reimbursement for its expenses incurred in acting as dealer manager, were charged to paid-in capital in excess of par value upon completion of the offering. Dealer manager and soliciting fees of $637,580 ($0.04 per share) were netted against the proceeds of the subscription. DSA earned approximately $255,971 of the aforementioned fees with respect to its participation in the offering.

Financial Highlights
Selected data for a share of capital stock outstanding during each year is presented below:


For the Years Ended October 31,

2004
2003
2002
2001
2000
Net asset value, beginning of year
$	6.00
$	4.54
$	5.59
$	8.35
$	9.39






Net investment loss
(-)*
(0.02)
(0.04)
(0.04)
(0.04)
Net realized and unrealized gains
(losses) on investments and foreign
currency transactions
0.39
1.48
(1.01)
(2.72)
(1.00)






Net increase (decrease) in net asset
value resulting from operations
0.39
1.46
(1.05)
(2.76)
(1.04)






Dilutive effect of rights offering
(0.12)
-
-
-
-
Offering costs charged to paid-in
capital in excess of par value
(0.03)
-
-
-
-






Net asset value, end of year
$	6.24
$	6.00
$	4.54
$	5.59
$	8.35






Per share market value, end of year
$	6.080
$	7.160
$	4.150
$	4.990
$	7.063






Total investment return:





Based on market price at beginning
and end of year+
(11.70)%
72.53%
(16.83)%
(29.35)%
(28.02)%
Based on net asset value at beginning
and end of year+
5.74%
32.16%
(18.78)%
(33.05)%
(11.08)%
Ratios and supplemental data:





Net assets, end of year
(in millions)
$	90.0
$	64.9
$	49.1
$	60.5
$	90.3
Ratios to average net assets of:





Expenses
1.12%
1.50%
1.44%
1.12%
0.96%
Net investment loss
(0.06)%
(0.48)%
(0.74)%
(0.51)%
(0.48)%
Portfolio turnover
90.03%
84.00%
76.19%
63.39%
61.91%






________________________





*	Represents less than $0.005 per share.
+	For the year ended October 31, 2004, the total
investment return includes the benefit of shares resulting from the exercise of rights.



Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Directors of
The Japan Equity Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japan Equity Fund,
Inc. (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York 10017
December 22, 2004



Tax Information (Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 2004) as to the federal tax status of distributions received by you during such fiscal year. There were no dividend payments or foreign tax credits with respect to the fiscal year 2004. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.



Information Concerning Directors and Officers (Unaudited)
The following table sets forth information concerning each of the Directors and Officers of the Fund. The Directors of the Fund will serve for terms expiring on the date of subsequent Annual
Meetings of Stockholders in the year 2006 for Class I Directors, 2007 for Class II Directors and 2005 for Class III Directors, or until their successors are duly elected and qualified.

Name (Age) and Address
of Directors/Officers
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Director or
Officer of
Fund Since
Number of
Funds in
Fund
Complex for
Which
Director
Serves (1)
Directors



Austin C. Dowling (72)
1002 E Long Beach Boulevard
North Beach, NJ 08008
Retired; Director, The Thai Capital Fund, Inc., since 1990;
Director,
The Singapore Fund, Inc., since 2000.
Class III
Director
since 1992
3
Martin J. Gruber (67)
229 South Irving Street
Ridgewood, NJ 07450
Professor of Finance, Leonard N. Stern School of Business,
New
York University, since 1965; Director, The Thai Capital Fund,
Inc.,
since 2000; Director, The Singapore Fund, Inc., since 2000;
Trustee,
Scudder New York Mutual Funds, since 1992; Trustee, C.R.E.F., since 2001 and Chairman from December 2003; Trustee, T.I.A.A., from 1996 to 2000.
Class I
Director
since 1992
3
David G. Harmer (61)
4337 Bobwhite Court
Ogden, UT 84403
Executive Director, Department of Community and Economic Development for the State of Utah since May 2002; Chairman, 2K2
Hosting Corporation, from April 2001 to April 2002;
President,
Jetway Systems, a division of FMC Corporation, from 1997
until
2001; Director, The Thai Capital Fund, Inc., since 2000;
Director,
The Singapore Fund, Inc., since 1996.
Class II
Director
since 1997
3
*	Hiroshi Kimura (51)
One Evertrust Plaza
Jersey City, NJ 07302-3051
Chairman and President, Daiwa Securities Trust Company, since
July
2001; Director and Senior Vice President of Daiwa Securities
Trust
Company, from April 1999 to June 2001; Associate Director,
Daiwa
Europe Bank, from April 1996 to March 1999.
Chairman of
the Board and
Class I
Director
since 2001
1
Oren G. Shaffer (62)
1801 California Street
Denver, CO 80202
Vice Chairman and Chief Financial Officer, Qwest
Communications
International Inc., since July 2002; Executive Vice President
and
Chief Financial Officer, Ameritech Corporation, from 1994 to
2000;
Director, The Thai Capital Fund, Inc., since 2000; Director,
The
Singapore Fund, Inc., since 1997.
Class II
Director
since 2000
3




Name (Age) and
Address
of
Directors/Office
rs
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Direct
or or
Office
r of
Fund
Since
Number
of
Funds
in
Fund
Comple
x for
Which
Direct
or
Serves
(1)
Officers



Shunsuke
Ichijo (51)
7-9,
Nihonbashi 2-
chome,
Chuo-ku, Tokyo
103-0027
Japan
Chief Executive Officer and
Director, Daiwa SB Investments
since 1999; General Manager,
International Division of
DICAM Tokyo since 1996.
Presid
ent of
the
Fund
since
2000
-
John J.
O'Keefe (45)
One Evertrust
Plaza
Jersey City,
NJ 07302-3051
Vice President and Treasurer,
The Thai Capital Fund, Inc.
and The Singapore Fund, Inc.,
since 2000; Vice President,
Fund Accounting Department of
Daiwa Securities Trust
Company, since 2000; Assistant
Controller, Reserve Management
Corporation, from 1999 to
2000; Accounting Manager,
Prudential Investments, from
1998 to 1999; and Assistant
Vice President, Daiwa
Securities Trust Company from
1990 to 1998.
Vice
Presid
ent
and
Treasu
rer of
the
Fund
since
2000
-
Yuko Uchida
(26)
One Evertrust
Plaza
Jersey City,
NJ 07302-3051
Secretary, The Thai Capital
Fund, Inc. and The Singapore
Fund, Inc., since 2004; Client
Reporting Department of Daiwa
Securities Trust Company,
since 2002.
Secret
ary of
the
Fund
since
2004
-
Leonard B.
Mackey, Jr.
(53)
31 West 52nd
Street
New York, NY
10019-6131
Partner in the law firm of
Clifford Chance US LLP, since
1983; Assistant Secretary, The
Thai Capital Fund, Inc. and
The Singapore Fund, Inc.,
since 2004.
Assist
ant
Secret
ary of
the
Fund
since
2004
-
Anthony
Cambria (50)
One Evertrust
Plaza
Jersey City,
NJ 07302-3051
Chief Compliance Officer, the
Thai Capital Fund, Inc. and
The Singapore Fund, Inc.,
since 2004; Director and
Executive Vice President,
Daiwa Securities Trust
Company, since 1999.
Chief
Compli
ance
Office
r of
the
Fund
since
2004
-

1	"Fund Complex" includes the Fund, The Thai Capital Fund,
Inc., The Singapore Fund, Inc. and other investment
companies advised by SCB Asset Management Co., Ltd., Daiwa
SB Investments (H.K.) Ltd., DBS Asset Management (United
States) Pte. Ltd., Daiwa SB Investments (Singapore) Ltd.,
Daiwa SB Investments (USA) Ltd., Daiwa SB Investments Ltd.
or their respective affiliates.
*	Directors so noted are deemed by the Fund's counsel to
be
"interested persons" (as defined in the U.S. Investment
Company Act of 1940, as amended). Mr. Kimura is deemed an interested person of the Fund because of his affiliation with Daiwa Securities Trust Company, an affiliate of the Fund's investment adviser, Daiwa SB Investments Ltd.





BOARD OF DIRECTORS
Hiroshi Kimura, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer
OFFICERS
Shunsuke Ichijo
President
John J. O'Keefe
Vice President and Treasurer
Yuko Uchida
Secretary
Leonard B. Mackey, Jr.
Assistant Secretary
Anthony Cambria
Chief Compliance Officer
ADDRESS OF THE FUND
c/o Daiwa Securities Trust
Company
One Evertrust Plaza, 9th
Floor
Jersey City, NJ 07302-3051
INVESTMENT MANAGER
Daiwa SB Investments
(U.S.A.) Ltd.
INVESTMENT ADVISER
Daiwa SB Investments Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust
Company
TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company,
N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Notice is hereby given in
accordance with Section
23(c) of the Investment
Company Act of 1940 that
from time to time the Fund
may purchase shares of its
common stock in the open
market at prevailing market
prices.
This report is sent to
shareholders of the Fund for
their information.  It is
not a prospectus, circular
or representation intended
for use in the purchase or
sale of shares of the Fund
or of any securities
mentioned in the report.



Annual Report
October 31, 2004

JAPAN EQUITY FUND LOGO


The Japan Equity Fund, Inc.
c/o Daiwa Securities Trust
Company
One Evertrust Plaza
Jersey City, New Jersey
07302
INVESTMENT MANAGER
Daiwa SB Investments
(U.S.A.) Ltd.
INVESTMENT ADVISOR
Daiwa SB Investments Ltd.




Item 2.  Code of Ethics.
(a)	The registrant has adopted a code of ethics (the "Code
of Ethics") that applies to the registrant's principal
executive officer and principal financial and accounting officer. A copy of the registrant's Code of Ethics is attached hereto as Exhibit 11(a).
(b)	No information need be disclosed pursuant to this
paragraph.
(c)	The registrant has not amended the Code of Ethics during
the period covered by the shareholder report presented
in Item 1 hereto.
(d)	The registrant has not granted a waiver or an implicit
waiver from a provision of its Code of Ethics.
(e)	Not applicable.
(f)	(1)	The Code of Ethics is attached hereto as Exhibit
11(a).
(2)	Not applicable.
(3)	Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Oren G. Shaffer who is "independent" for purposes of this item.
Item 4.  Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004




Registrant
Covered
Entities(1)

Audit Fees
(2)$96,750
N/A





Non-Audit Fees



Audit-Related Fees



Tax Fees
(3) $8,400


All Other Fees



Total Non-Audit Fees
$8,400






Total
$105,150






2003




Registrant
Covered
Entities(1)

Audit Fees
$64,200
N/A





Non-Audit Fees



Audit-Related Fees



Tax Fees
(3) $7,650


All Other Fees



Total Non-Audit Fees
$7,650






Total
$71,850





_____________________
N/A- Not applicable, as not required by Item 4.

(1)	"Covered Entities" include the registrant's investment
adviser (excluding any sub-adviser whose role is
primarily portfolio management and is subcontracted with
or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the registrant's adviser that provides ongoing services
to the registrant.
(2)	Audit Fees for 2004 include $30,000 representing
procedures performed in connection with the December 2003 rights offering of the Fund.
(3)	Tax Fees represent fees received for tax compliance
services provided to the registrant, including the review of tax returns.

(e)	(1)	Before the registrant's principal accountant is
engaged to render audit or non-audit services to
the registrant and non-audit services to the
registrant's investment adviser and its affiliates,
each engagement is approved by the registrant's
audit committee.
(e)	(2)	100% of the services described in each of (b)
through (d) of this Item 4 were approved by the
registrant's audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	See table above.
(h)	The registrant's audit committee of the board of
directors has considered whether the provision of non-audit services that were rendered to Covered Entities that were not pre-approved pursuant to paragraph
(C)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors' independence in performing audit services.
Item 5.  Audit Committee of Listed Registrants.
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are as follows: Austin C. Dowling, Martin J.
Gruber, David G. Harmer and Oren G. Shaffer.
Item 6.  Schedule of Investments.
A Schedule of Investments is included as part of the report to shareholders filed under Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The registrant has delegated to its investment adviser the voting of proxies relating to the registrant's portfolio securities. The registrant's policies and procedures and those used by the investment adviser to determine how to vote proxies relating to the registrant's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the investment adviser or any of its affiliates, are contained in the investment adviser's Proxy Voting Guidelines, which are attached hereto as Exhibit
11(c).
Item 8.  Purchase of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers. REGISTRANT PURCHASES OF EQUITY SECURITIES
Period
(a)
Total
Number of
Shares
(or
Units)
Purchased
(b)
Average
Price
Paid per
Share
(or
Unit)
(c)
Total Number
of Shares
(or Units)
Purchased as
Part of
Publicity
Announced
Plans or
Programs
(d)
Maximum Number
(or Approximate
Dollar Value) of
Shares (or Units)
that may yet be
Purchased Under
the Plans or
Programs
November

0
N/A
0
0
December

0
N/A
0
0
January

0
N/A
0
0
February

0
N/A
0
0
March

0
N/A
0
0
April

0
N/A
0
0
May

0
N/A
0
0
June

0
N/A
0
0
July

0
N/A
0
0
August

0
N/A
0
0
September

0
N/A
0
0
October

0
N/A
0
0
Total

0
N/A
0
0

Item 9. Submission of Matters to a Vote of Security Holders. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.
Item 10.  Controls and Procedures.
(a)	Based on an evaluation of the registrant's disclosure
controls and procedures as of December 14, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in
filings on Forms N-CSR is recorded, processed,
summarized, and reported on a timely basis.
(b)	There were no significant changes in the registrant's
internal controls or in other factors that could affect
these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 11.  Exhibits.
(a)	Code of Ethics for Principal Executive and Senior
Financial Officers.
(b)	Certifications required by Rule 30a-2(a) of the
Investment Company Act of 1940, as amended, and Section
906 of the Sarbanes-Oxley Act of 2002 are attached
hereto.
(c)	Proxy Voting Guidelines for the registrant and its
adviser.


SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its
behalf by the undersigned, thereunto duly authorized.
The Japan Equity Fund, Inc.
By	\s\ John J. O'Keefe
-------------------------------
----
John J. O'Keefe, Vice President
& Treasurer
Date:  January 6, 2005
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this
report has been signed below by the following persons on
behalf of the registrant and in the capacities and on the
dates indicated.
By  	\s\ John J. O'Keefe
-------------------------------
----
John J. O'Keefe, Vice President
& Treasurer
Date:  January 6, 2005
By  	\s\ Hiroshi Kimura
-------------------------------
----
Hiroshi Kimura, Chairman
Date:  January 6, 2005



EXHIBIT 11 (a)
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
OFFICERS
I.	This Code of Ethics (the "Code") for The Thai Capital
Fund, Inc., The Japan Equity Fund, Inc. and The
Singapore Fund, Inc. (each a "Fund" and collectively the "Funds") applies to each Fund's President and Treasurer
(or persons performing similar functions) ("Covered Officers") for the purpose of promoting:
?	honest and ethical conduct, including the ethical
handling of actual or apparent conflicts of
interest between personal and professional
relationships;
?	full, fair, accurate, timely and understandable
disclosure in reports and documents that a Fund
files with, or submits to, the Securities and
Exchange Commission ("SEC") and in other public
communications made by a Fund;
?	compliance with applicable laws and governmental
rules and regulations;
?	prompt internal reporting of violations of the Code
to an appropriate person or persons identified in
the Code; and
?	accountability for adherence to the Code.
Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. A Fund will expect all Covered Officers to comply at all times with the principles in this Code. A violation of this Code by an employee is grounds for disciplinary action up to and including discharge and possible legal prosecution. Any question about the application of the Code should be referred to the Audit Committee of the Fund's Board of Directors ( the "Audit Committee").
II.	Covered Officers Should Handle Ethically Actual and
Apparent Conflicts of Interest
Overview.  A "conflict of interest" occurs when a
Covered Officer's private interest interferes with the interests of, or his service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with a Fund.
Certain conflicts of interest arise out of the
relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (the "Investment Company Act") and the Investment Advisers Act of 1940 (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as "affiliated persons" of a Fund. The compliance programs and procedures of a Fund and the Fund's Investment Manager and Investment Adviser are designed to prevent, or identify and correct, violations of these provisions. Certain conflicts of interest also arise out of the personal securities trading activities of the Covered Officers and the possibility that they may use information regarding a Fund's securities trading activities for their personal benefit. Each Fund's Code of Ethics under Rule 17j-1 under the Investment Company Act is designed to address these conflicts of interest. This Code does not, and is not intended to, replace these programs and procedures or a Fund's Rule 17j-1 Code of Ethics, and this Code's provisions should be viewed as being additional and supplemental to such programs, procedures and code.
Although typically not presenting an opportunity for
improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between a Fund and its Investment Adviser or Investment Manager of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for a Fund or for its Investment Adviser or Investment Manager, or for all parties), be involved in establishing policies and implementing decisions that will have different effects on the Investment Adviser or Investment Manager and a Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between a Fund and its Investment Adviser or Investment Manager and is consistent with the performance by the Covered Officers of their duties as officers of a Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by a Fund's Board of Directors (the "Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by other codes. Each Covered Officer must not:
?	use his personal influence or personal
relationships improperly to influence investment
decisions or financial reporting by a Fund whereby
the Covered Officer would benefit personally to the
detriment of a Fund;
?	cause a Fund to take action, or fail to take
action, for the individual personal benefit of the
Covered Officer rather than the benefit of the
Fund; and
?	use material non-public knowledge of portfolio
transactions made or contemplated for, or actions
proposed to be taken by, a Fund to trade personally
or cause others to trade personally in
contemplation of the market effect of such
transactions.
Each Covered Officer must, at the time of signing this
Code, report all material business affiliations outside a Fund and must update the report annually.
Covered Officers should avoid situations which involve
the appearance of, or potential for, conflicts of interest. Examples of these situations include:
?	accepting directly or indirectly, anything of
value, including gifts and gratuities in excess of
$100 per year from any person or entity with which
a Fund has current or prospective business
dealings, not including occasional meals or tickets
to theatre or sporting events or other similar
entertainment, provided it is business-related,
reasonable in cost, appropriate as to time and
place and not so frequent as to raise any question
of impropriety;
?	any ownership interest in, or any consulting or
employment relationship with, any of a Fund's
service providers, other than its Investment
Adviser or Investment Manager or any affiliated
person thereof; and
?	a direct or indirect financial interest in
commissions, transaction charges or spreads paid by
a Fund for effecting portfolio transactions or for
selling or redeeming shares other than an interest
arising from the Covered Officer's employment, such
as compensation or equity ownership.
In situations involving a Covered Officer which involve
the appearance of, or the potential for, conflicts of interest, but where the Covered Officer believes that no significant conflict of interest exist, the Covered Officer must obtain prior written approval from the Audit Committee before becoming involved in that situation. No such approval shall be considered a waiver of this Code.
III.	Disclosure and Compliance
?	Each Covered Officer should familiarize himself
with the disclosure and compliance requirements
generally applicable to a Fund;
?	Each Covered Officer should not knowingly
misrepresent, or cause others to misrepresent,
facts about a Fund to others, whether within or
outside a Fund, including to a Fund's directors and
auditors, or to governmental regulators and self-
regulatory organizations;
?	Each Covered Officer should, to the extent
appropriate within his area of responsibility,
consult with other officers and employees of a Fund
and its Investment Adviser or Investment Manager
with the goal of promoting full, fair, accurate,
timely and understandable disclosure in the reports
and documents a Fund files with, or submits to, the
SEC and in other public communications made by a
Fund; and
?	It is the responsibility of each Covered Officer to
promote compliance with the standards and
restrictions imposed by applicable laws, rules and
regulations.
IV.	Reporting and Accountability
Each Covered Officer must:
?	upon adoption of the Code or (thereafter as
applicable, upon becoming a Covered Officer),
affirm in writing to the Board that he has
received, read and understands the Code;
?	annually thereafter affirm to the Board that he has
complied with the requirements of the Code;
?	not retaliate against any other Covered Officer or
any employee of a Fund or their affiliated persons
for reports of potential violations that are made
in good faith; and
?	notify the Audit Committee promptly if he knows of
any violation of this Code.  Failure to do so is
itself a violation of this Code.
The Audit Committee is responsible for applying this
Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Any waivers sought by a Covered Officer must be considered by the Audit Committee.
A copy of this Code shall be delivered to each employee
of a Fund and each employee of its Investment Adviser and Investment Manager annually together with a memorandum requesting that any violations of the Code be communicated immediately to the Audit Committee.
Each Fund will follow these procedures in investigating
and enforcing this Code:
?	the Audit Committee will take all appropriate
action to investigate any potential violations
reported to it;
?	if, after such investigation, the Audit Committee
believes that no violation has occurred, the Audit
Committee is not required to take any further
action;
?	if the Audit Committee determines that a violation
has occurred, it will consider appropriate action,
which may include review of, and appropriate
modifications to, applicable policies and
procedures; notification to appropriate personnel
of the Investment Adviser or its board; or a
recommendation to dismiss the Covered Officer;
?	the Audit Committee will be responsible for
granting waivers of this Code, as appropriate; and
?	any changes to or waivers of this Code will, to the
extent required, be disclosed as provided by SEC
rules.
V.	Changes To or Waivers of the Code
No change to or waiver of any provision of this Code
will be effective until a Fund discloses the nature of any amendment to, or waiver from, a provision of the Code in its Form N-CSR, or on its website within five business days following the date of the amendment or waiver if this method of disclosure has been established in its Form N-CSR and made available on its website for twelve months. Any waiver of provisions of this Code will be reported in filings with the SEC and otherwise reported to a Fund's stockholders to the full extent required by the rules of the SEC and by any applicable rules of any securities exchange on which a Fund's securities are listed.
VI.	Other Policies and Procedures
This Code shall be the sole code of ethics adopted by
each Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of a Fund or its Investment Adviser, Investment Manager or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they conflict with the provisions of this Code.
VII.	Amendments
Any amendments to this Code must be approved or ratified
by a majority vote of the Audit Committee and the Board, including a majority of directors who are not interested persons as defined in the Investment Company Act.
VIII.	Confidentiality
All reports and records prepared or maintained pursuant
to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Audit Committee, the Board, the Fund and its counsel and its Investment Adviser and Investment Manager and their respective counsel.
IX.	Internal Use
The Code is intended solely for the internal use by a
Fund and does not constitute an admission, by or on behalf of a Fund, as to any fact, circumstance or legal conclusion.
I have read and understand the terms of the Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the Code.
_________________________
Date:_____________________




EXHIBIT 11(b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The
Japan Equity Fund, Inc.
2.	Based on my knowledge, this report does not contain
any untrue statement of a material fact or omit to
state a material fact necessary to make the
statements made, in light of the circumstances
under which such statements were made, not
misleading with respect to the period covered by
this report;
3.	Based on my knowledge, the financial statements,
and other financial information included in this
report, fairly present in all material respects the
financial condition, results of operations, changes
in net assets, and cash flows (if the financial
statements are required to include a statement of
cash flows) of the registrant as of, and for, the
periods presented in this report;
4.	The registrant's other certifying officers and I
are responsible for establishing and maintaining
disclosure controls and procedures (as defined in
Rule 30a-2(c) under the Investment Company Act of
1940) for the registrant and have:
(a)	Designed such disclosure controls and
procedures, or caused such disclosure controls
and procedures to be designed under our
supervision, to ensure that material
information relating to the registrant,
including its consolidated subsidiaries, is
made known to us by others within those
entities, particularly during the period in
which this report is being prepared;
 (b)	Evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this report our
conclusions about the effectiveness of the
disclosure controls and procedures, as of a
date within 90 days prior to the filing date
of this report based on such evaluation; and
(c)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second
fiscal quarter of the period covered by this
report that has materially affected, or is
reasonably likely to materially affect, the
registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officers and I have
disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely
affect the registrant's ability to record, process, summarize, and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who have a
significant role in the registrant's internal
controls over financial reporting.
Date:  January 6, 2005
\s\John J. O'Keefe
-------------------------------
--------
John J. O'Keefe, Vice President
& Treasurer




CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Hiroshi Kimura, certify that:
1.	I have reviewed this report on Form N-CSR of The
Japan Equity Fund, Inc.
2.	Based on my knowledge, this report does not contain
any untrue statement of a material fact or omit to
state a material fact necessary to make the
statements made, in light of the circumstances
under which such statements were made, not
misleading with respect to the period covered by
this report;
3.	Based on my knowledge, the financial statements,
and other financial information included in this
report, fairly present in all material respects the
financial condition, results of operations, changes
in net assets, and cash flows (if the financial
statements are required to include a statement of
cash flows) of the registrant as of, and for, the
periods presented in this report;
4.	The registrant's other certifying officers and I
are responsible for establishing and maintaining
disclosure controls and procedures (as defined in
Rule 30a-2(c) under the Investment Company Act of
1940) for the registrant and have:
(a)	designed such disclosure controls and
procedures, or caused such disclosure controls
and procedures to be designed under our
supervision, to ensure that material
information relating to the registrant,
including its consolidated subsidiaries, is
made known to us by others within those
entities, particularly during the period in
which this report is being prepared;
 (b)	Evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this report our
conclusions about the effectiveness of the
disclosure controls and procedures, as of a
date within 90 days prior to the filing date
of this report based on such evaluation; and
(c)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second
fiscal quarter of the period covered by this
report that has materially affected, or is
reasonably likely to materially affect, the
registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officers and I
have disclosed, to the registrant's auditors and
the audit committee of the registrant's board of
directors (or persons performing the equivalent
functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of
internal control which are reasonably likely
to adversely affect the registrant's ability
to record, process, summarize, and report
financial information; and
(b)	any fraud, whether or not material, that
involves management or other employees who
have a significant role in the registrant's
internal controls over financial reporting.
Date:  January 6, 2005
\s\ Hiroshi Kimura
-------------------------------
--------
Hiroshi Kimura, Chairman




CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President & Treasurer of The
Japan Equity Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended October 31, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the
requirements of section 13(a) or 15(d) of the
Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Funds.
Dated:  January 6, 2005
/s/ John J. O'Keefe
-------------------------------
---
John J. O'Keefe
This certification is being furnished solely pursuant to
18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Japan Equity Fund,
Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the
requirements of section 13(a) or 15(d) of the
Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Funds.
Dated:  January 6, 2005
/s/ Hiroshi Kimura
-------------------------------
---
Hiroshi Kimura
This certification is being furnished solely pursuant to
18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


EXHIBIT 11 (c)
The Japan Equity Fund, Inc.
Proxy Voting Policy and Procedures
The Board of Directors of The Japan Equity Fund, Inc.
(the "Fund") hereby adopts the following policy and procedures with respect to voting proxies relating to Fund securities managed by Daiwa SB Investments (USA) Ltd. (the "Investment Manager").
I.	Policy
It is the policy of the Board of Directors of the Fund
(the "Board") to delegate the responsibility for voting proxies relating to securities held by the Fund to the Investment Manager as part of the Manager's general management of the Fund's assets, subject to the Board's continuing oversight. The Board of Directors of the Fund hereby delegates such responsibility to the Investment Manager, and directs the Investment Manager to vote proxies relating to Fund portfolio securities managed by the Investment Manager consistent with the duties and procedures set forth below. The Investment Manager may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Fund.
II.	Fiduciary Duty
The right to vote a proxy with respect to securities
held by the Fund is an asset of the Fund. The Investment Manager, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders. In discharging this fiduciary duty, the Investment Manager must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.
III.	Procedures
The following are the procedures adopted by the Board
for the administration of this policy.
A.	Review of Investment Manager's Proxy Voting
Procedures.  The Investment Manager shall present
to the Board their policies, procedures and other
guidelines for voting proxies at least annually,
and must notify the Board promptly of material
changes to any of these documents, including
changes to policies addressing conflicts of
interest.
B.	Voting Record Reporting.  The Investment Manager
shall provide the voting record information
necessary for the completion and filing of Form-NPX
to the Fund at least annually. Such voting record information shall be in a form acceptable to the
Fund and shall be provided at such time(s) as are
required for the timely filing of Form-NPX and at
such additional time(s) as the Fund and the
Investment Manager may agree from time to time.
With respect to those proxies that the Investment
Manager has identified as involving a conflict of
interest , the Investment Manager shall submit a
separate report indicating the nature of the
conflict of interest and how that conflict was
resolved with respect to the voting of the proxy.
C.	Record Retention.  The Investment Manager shall
maintain such records with respect to the voting of
proxies as may be required by the Investment
Advisers Act of 1940 and the rules promulgated
thereunder or by the Investment Company Act of 1940
and the rules promulgated thereunder.
D.	Conflicts of Interest.  Any actual or potential
conflicts of interest between the Investment
Manager and the Fund's shareholders arising from
the proxy voting process will be addressed by the
Investment Manager and the Investment Manager's
application of its proxy voting procedures pursuant
to the delegation of proxy voting responsibilities
to the Investment Manager.  In the event that the
Investment Manager notifies the officer(s) of the
Fund that a conflict of interest cannot be resolved
under the Investment Manager's Proxy Voting
Procedures, such officer(s) are responsible for
notifying the Chairman of the Board of the Fund of
the irreconcilable conflict of interest and
assisting the Chairman with any actions he
determines are necessary.
IV.	Revocation
The delegation by the Board of the authority to vote
proxies relating to securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
V.	Annual Filing
The Fund shall file an annual report of each proxy voted
with respect to securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
VI.	Disclosures
A.	The Fund shall include in its annual report filed
on Form N-CSR:
1.	a description of this policy and of the
policies and procedures used by the Fund and
the Investment Manager to determine how to
vote proxies relating to portfolio securities
or copies of such policies and procedures; and
2.	a statement disclosing that a description of
the policies and procedures used by or on
behalf of the Fund to determine how to vote
proxies relating to securities of the Fund is
available without charge, upon request, by
calling the Fund's toll-free telephone number;
through a specified Internet address, if
applicable; and on the SEC's website; and
3.	a statement disclosing that information
regarding how the Fund voted proxies relating
to Fund securities during the most recent 12-
month period ended June 30 is available
without charge, upon request, by calling the
Fund's toll-free telephone number; or through
a specified Internet address; or both; and on
the SEC's website.
VII.	Review of Policy
The Board shall review from time to time this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.
Adopted:   November 25, 2003




Exhibit 10 (d)
Proxy voting policy for Daiwa SB Investments (USA) Ltd. Statement of Policies and Procedures for Voting Proxies
INTRODUCTION
As a registered investment adviser, Daiwa SB Investments
(USA) Ltd. ("Daiwa," "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must exercise voting rights in the best interests of our clients.
Daiwa recognizes the importance of good corporate governance in ensuring that management and boards of directors fulfill their obligations to shareholders. As part of our investment process, we take into account the attitudes of management and boards of directors on corporate governance issues when deciding whether to invest in a company.
Daiwa is a global investment manager, and invests significantly in emerging markets. It should be noted that protection for shareholders may vary significantly from jurisdiction to jurisdiction, and in some cases may be substantially less than in the U.S. or developed countries. This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth the policy and procedures of Daiwa for voting proxies for our clients, including investment companies registered under the Investment Company Act of 1940.
PROXY VOTING POLICIES
It is the general policy of Daiwa to support management of the companies in which it invests and will cast votes in accordance with management's proposals. However, Daiwa reserves the right to depart from this policy in order to avoid voting decisions that we believe may be contrary to our clients' best interests.
Elections of Directors: In many instances, election of directors is a routine voting issue. Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares.
Appointment of Auditors: The selection of an independent accountant to audit a company's financial statements is generally a routine business matter. Daiwa believes that management remains in the best position to choose the accounting firm and will generally support management's recommendation.
Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Daiwa will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.
Corporate Restructurings,  Mergers and Acquisitions:
Daiwa believes proxy votes dealing with corporate reorganizations are an extension of the investment decision and will take account of our investment process policy in deciding how to vote.
Corporate Governance: Daiwa recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We generally favor proposals promoting transparency and accountability within a company.
Social and Corporate Responsibility: Daiwa recognizes the importance of supporting sound and responsible policies in relation to social, political and environmental issues. However, in the interests of shareholders, we reserve the right to vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value. Executive Compensation: Daiwa believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans and, if deemed excessive, may vote against the proposals.
PROXY VOTING PROCEDURES
Proxy voting
Our portfolio management team is responsible for the coordination of Daiwa's proxy voting. They liaise with the Product managers and/or the Proxy voting committee to ascertain how Daiwa will vote. They will then instruct the relevant Custodians. The portfolio management team is also responsible for ensuring that full and adequate records of proxy voting are kept.
The Product managers will implement the Proxy voting policies by instructing proxy voting in accordance with the general principles contained herein.
Proxy Voting Committee
We have formed a Proxy Voting Committee to regularly review our general proxy policies and consider specific proxy voting matters as and when deemed necessary. Members of the committees include senior investment personnel and representatives of the Legal & Compliance Department. The committee may also evaluate proxies where we face a material conflict of interest (as discussed below).
Conflicts of Interest
Daiwa recognizes that there is a potential conflict of interest when we vote a proxy solicited by an issuer with whom we have any material business or personal relationship that may affect how we vote on the issuer's proxy. We believe that oversight by the proxy voting committee ensures that proxies are voted with only our clients' best interests in mind. In order to avoid any perceived conflict of interests, the following procedures have been established for use when we encounter a potential conflict.
The portfolio management team will refer to the Legal and compliance team any proxy votes that are issued by existing clients or where Daiwa holds a significant voting percentage of the company. The Legal and compliance team will make the initial determination about whether a material conflict of interest exists based on the facts and circumstances of each particular situation.
If our proposed vote is consistent with our stated proxy voting policy, no further review is necessary.
If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary.
If our proposed vote is contrary to our stated proxy voting policy and is consistent with management's recommendation, the proposal is escalated to the proxy committee for final review and determination.
Proxies of Certain Non-U.S. Issuers
Proxy voting in certain countries requires "share blocking." That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Daiwa may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.
PROXY VOTING RECORD
Clients may obtain information on how Daiwa voted with respect to their proxies by contacting our Client services team at Daiwa SB Investments (USA) Ltd.. 32 Old Slip, 11th Floor, New York, New York, Tel No. 212-612-8500, Fax No. 212-612-8518/8519 or email a_baksi@dsbiusa.net / m_gugliotta@dsbiusa.net.
 	As it is used in this document, the term "conflict of interest" refers to a situation in which the Investment Manager or affiliated persons of the Investment Manager have a financial interest in a matter presented by a proxy other than the obligation they incur as Investment Manager to the Fund which could potentially compromise the Investment Manager's independence of judgment and action with respect to the voting of the proxy.
 	The Fund must file its first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.


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